ACQUISITION OF EVOLUTION TECHNOLOGY SA (Narrative) (Details) - CAD ($)	Dec. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about business combination [line items]
Common share issued	5,600,000
Evolution Technology SA [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest acquired	65.00%	65.00%
Cash transferred	$ 466,260	$ 350,000
Common share issued		1,500,000
Fair value of common shares issued	$ 480,000	$ 480,000
Total maximum amount for contribution		$ 3,500,000